Loans and advances to clients (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision For Losses Due To Nonrecovery By Debtor Sector [Abstract]
Commercial and industrial	R$ 10,338,225	R$ 10,555,109	R$ 8,585,225
Real estate -construction	493,422	363,859	184,053
Installment loans to individuals	7,373,969	7,225,822	6,420,000
Lease financing	56,022	46,336	222,481
Total	R$ 18,261,638	R$ 18,191,126	R$ 15,411,759